Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 08, 2021	Jun. 30, 2020
Document Type	10-K
Document Annual Report	true
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Entity File Number	0-25045
Entity Registrant Name	CF BANKSHARES INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-1877137
Entity Address, Address Line One	7000 N. High Street
Entity Address, City or Town	Worthington
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	614
Local Phone Number	334-7979
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	cfbk
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Public Float			$ 68.3
Documents Incorporated By Reference
Portions of the registrant’s Annual Report to Stockholders for its fiscal year ended December 31, 2020, included as Exhibit 13.1 to this Form 10-K, and its Proxy Statement for the Annual Meeting of Stockholders to be held on June 2, 2021, are incorporated herein by reference into Parts II and III, respectively, of this Form 10-K.

Entity Central Index Key	0001070680
Amendment Flag	false
Common Stock [Member]
Entity Common Stock, Shares Outstanding		5,385,256
Non-Voting Common Stock [Member]
Entity Common Stock, Shares Outstanding		1,260,700